Organization and Operations - General information (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Jul. 13, 2023 $ / shares	Jul. 07, 2023	Apr. 06, 2023 $ / shares	Mar. 30, 2023	Mar. 28, 2022	Oct. 26, 2021	Jun. 09, 2021 person	Feb. 21, 2021 $ / shares	Dec. 31, 2023 employee	Dec. 31, 2022 employee	Dec. 31, 2021 employee	Jul. 03, 2023 USD ($)
Organization and Operations
Number of persons in Board of Directors | person							5
Average number of employees employed | employee									149	152	159
Bridge Facility Agreement
Organization and Operations
Aggregate principal amount | $												$ 50,000
GasLog Partners LP
Organization and Operations
Aggregate purchase price per common unit in cash	$ 8.65		$ 8.65
Special distribution per common unit in cash, included in aggregate purchase price of the proposed merger transaction			$ 3.28
Percentage of ownership by certain unitholders subject to cutback		4.90%
Right to receive cash for each common unit	$ 5.37
Global Energy & Power Infrastructure Team
Organization and Operations
Price per unit/share (in dollars per unit/share)								$ 5.80
GAS-three Ltd. and GAS-ten Ltd
Organization and Operations
Leaseback term (in years)						5 years
GAS-six Ltd
Organization and Operations
Leaseback term (in years)					5 years
GAS-five Ltd and GAS-nine Ltd
Organization and Operations
Leaseback term (in years)				5 years